Cover	Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A is being filed by Polomar Health Services, Inc., formerly known as Trustfeed Corp., a Nevada corporation (the “Company,” “we,” “us,” or “our”), to amend the Current Report on Form 8-K we filed on October 4, 2024, as amended on October 25, 2024 (as so amended, the “Original Report”) to provide disclosures required by Items 1.01 and 2.03 of Form 8-K that were inadvertently omitted from the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Sep. 30, 2024
Entity File Number	000-56555
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10940 Wilshire Boulevard
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	212
Local Phone Number	245-3413
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Trustfeed Corp.
Entity Address, Address Line Two	10940 Wilshire Boulevard
Entity Address, Address Line Three	Suite 705
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024